Investment Securities, Realized Gains and Losses (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Marketable Securities, Realized Gain (Loss) [Abstract]
Gross realized gains	$ 1,560	$ 492	$ 600
Gross realized losses	(14)	(24)	(73)
OTTI write-downs	(52)	(183)	(256)
Net realized gains from available-for-sale securities	1,494	285	271
Net realized gains from nonmarketable equity investments	1,479	1,158	1,086
Net realized gains from debt securities and equity investments	$ 2,973	$ 1,443	$ 1,357